UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  12-31-00


Check here if Amendment [x]; Amendment Number:  1
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               11-20-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: 104357000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     6485   117117 SH       Sole                   103277             13840
AFLAC Inc.                     COM              001055102      523     7245 SH       Sole                     7245
Alcoa Aluminum                 COM              138171012      259     7740 SH       Sole                     7740
American International Group I COM              026874107     5277    53544 SH       Sole                    46943              6601
Automatic Data Processing      COM              530151034     2799    44205 SH       Sole                    39220              4985
Broadcom Corp.                 COM              111320107     2169    25820 SH       Sole                    22560              3260
Chase Manhatten Corp New       COM              16161A108      617    13580 SH       Sole                    10250              3330
Cisco Systems Inc.             COM              17275R102     5292   138353 SH       Sole                   117860             20493
Computer Sciences Corp.        COM              205363104     3380    56220 SH       Sole                    49480              6740
DST Systems                    COM              233326107     1365    20370 SH       Sole                    16370              4000
EMC Corporation                COM              268648102     7096   106702 SH       Sole                    91332             15370
Ericsson Tel ADR Class B       COM              294821400      139    12400 SH       Sole                    12400
Exxon Mobil                    COM              30231G102      675     7763 SH       Sole                     7483               280
Federal Natl Mortgage Assoc.   COM              313586109      234     2699 SH       Sole                     2699
General Electric               COM              369604103     3274    68298 SH       Sole                    57768             10530
Guidant                        COM              401698105     3451    63985 SH       Sole                    54915              9070
HomeDepot                      COM              437076102     3785    82852 SH       Sole                    73987              8865
Intel                          COM              458140100     3128   104048 SH       Sole                    89248             14800
JDS Uniphase Corp.             COM              46612J101     1620    38855 SH       Sole                    32885              5970
Johnson & Johnson              COM              478160104     1628    15499 SH       Sole                    12899              2600
Medtronic, Inc.                COM              585055106      331     5490 SH       Sole                     5490
Merck                          COM              589331107     1781    19018 SH       Sole                    17618              1400
Merrill Lynch                  COM              590188108     1186    17394 SH       Sole                    13794              3600
Microsoft Corp.                COM              594918104      239     5518 SH       Sole                     2318              3200
Mylan Laboratiories Inc.       COM              628530107      340    13499 SH       Sole                    13499
Nasdaq 100 Unit Trust Series 1 COM              631100104      767    13135 SH       Sole                    13135
Network Appliance              COM              64120L104     2181    33975 SH       Sole                    28465              5510
Omnicom                        COM              681919106     4188    50533 SH       Sole                    44133              6400
Paychex                        COM              704326107     3372    69339 SH       Sole                    60188              9151
Pfizer                         COM              717081103     5433   118108 SH       Sole                   103146             14962
Qualcomm                       COM              747525103     8582   104414 SH       Sole                    90449             13965
Schering Plough Corp.          COM              806605101      284     5000 SH       Sole                     5000
Starbucks Inc.                 COM              855244109     3588    81085 SH       Sole                    75525              5560
State Street Corp.             COM              857477103     5307    42724 SH       Sole                    36709              6015
Sun Microsystems               COM              866810104     2320    83215 SH       Sole                    73425              9790
Texas Instruments              COM              882508104     2314    48835 SH       Sole                    40235              8600
Tyco International Ltd.        COM              G9143X208     1264    22775 SH       Sole                    20675              2100
Univision                      COM              914906102     4238   103523 SH       Sole                    90613             12910
Xilinx                         COM              983919101     3447    74740 SH       Sole                    65830              8910